MATERIAL ACCOUNTING POLICIES (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets (In years)	5
Share options [member]
Disclosure of detailed information about intangible assets [line items]
Diluted loss per share		585,109,579	347,113,402
Warrants [member]
Disclosure of detailed information about intangible assets [line items]
Diluted loss per share	566,924,859